Investments in affiliates - Equity Accounted Investments (Details) - Gemini - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2015	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Summary of financial information
Ownership (as a percent)	49.00%	49.00%
Current assets		$ 4,355		$ 8,327
Non-current assets		45,173		41,155
Current liabilities		9,252		5,201
Long-term liabilities		25,355		$ 29,254
Net operating revenues		7,451	$ 8,625
Net income/(loss)		$ (106)	$ 376